STOCKHOLDERS' EQUITY (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2016	Dec. 31, 2015
Stockholders Equity Note [Abstract]
Summary of All Outstanding Warrants to Purchase Shares of Common Stock
Below is a table that summarizes all outstanding warrants to purchase shares of the Company’s common stock as of June 30, 2016:

Grant Date	Warrants Issued	Exercise Price	Weighted Average Exercise Price	Expiration Date	Exercised	Warrants Outstanding
11/26/2012	15,569,787	$1.36	$1.36	11/26/2017	-	15,569,787
11/26/2012	261,250	$2.64	$2.64	11/26/2017	-	261,250
12/18/2012	2,637,486	$1.36	$1.36	12/18/2017	-	2,637,486
12/18/2012	22,500	$2.64	$2.64	12/18/2017	-	22,500
10/29/2013	4,455,231	$0.01	$0.01	10/29/2018	-	4,455,231
10/29/2013	24,053,398	$2.14	$2.14	10/29/2018	-	24,053,398
10/29/2013	65,650	$2.64	$2.64	10/29/2018	-	65,650
	47,065,302		$1.64		-	47,065,302

Below is a table that summarizes all outstanding warrants to purchase shares of the Company’s common stock as of December 31, 2015.

			Weighted
			Average
	Warrants	Exercise	Exercise	Expiration		Warrants
Grant Date	Issued	Price	Price	Date	Exercised	Outstanding
11/26/2012	8,822,887	$2.40	$2.40	11/26/2017	-	8,822,887
11/26/2012	261,250	$2.64	$2.64	11/26/2017	-	261,250
12/18/2012	1,494,577	$2.40	$2.40	12/18/2017	-	1,494,577
12/18/2012	22,500	$2.64	$2.64	12/18/2017	-	22,500
10/29/2013	4,455,231	$0.01	$0.01	10/29/2018	-	4,455,231
10/29/2013	12,868,585	$4.00	$4.00	10/29/2018	-	12,868,585
10/29/2013	65,650	$2.64	$2.64	10/29/2018	-	65,650
	27,990,680		$2.76		-	27,990,680